Other assets and liabilities - Summary of Other Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	R$ 26,275	R$ 24,931
Other non-financial liabilities, Non-current	2,063	1,079
Other non-financial liabilities, Total	28,338	26,010
Other financial liabilities, Current	113,024	95,639
Other financial liabilities, Non-current	4,057	1,790
Other financial liabilities, Total	117,081	97,429
Credit card operations [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	87,361	78,803
Other financial liabilities, Total	87,361	78,803
Foreign exchange portfolio [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	1,245	634
Other financial liabilities, Total	1,245	634
Other financials liabilities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	6,217	7,035
Other financial liabilities, Non-current		1,618
Other financial liabilities, Total	6,217	8,653
Funds in transit [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	10,573	10,015
Other non-financial liabilities, Non-current	11	27
Other non-financial liabilities, Total	10,584	10,042
Charging and collection of taxes and similar [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	335	476
Other non-financial liabilities, Total	335	476
Social and statutory [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	5,057	4,085
Other non-financial liabilities, Non-current	32	23
Other non-financial liabilities, Total	5,089	4,108
Deferred income [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	2,686	2,530
Other non-financial liabilities, Total	2,686	2,530
Domestic sundry creditors [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	2,118	2,310
Other non-financial liabilities, Non-current	79	188
Other non-financial liabilities, Total	2,197	2,498
Personnel provision [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,569	1,606
Other non-financial liabilities, Non-current	75	63
Other non-financial liabilities, Total	1,644	1,669
Provision for sundry payments [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,761	1,670
Other non-financial liabilities, Non-current	63	81
Other non-financial liabilities, Total	1,824	1,751
Obligations on official agreements and rendering of payment services [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,114	1,155
Other non-financial liabilities, Total	1,114	1,155
Liabilities from post-employment benefits plans [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Non-current	1,800	697
Other non-financial liabilities, Total	1,800	697
Other non-financial liabilities [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,062	1,084
Other non-financial liabilities, Non-current	3
Other non-financial liabilities, Total	1,065	1,084
Trading and intermediation of securities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	18,062	9,167
Other financial liabilities, Non-current	65	172
Other financial liabilities, Total	18,127	R$ 9,339
Finance leases [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	139
Other financial liabilities, Non-current	3,992
Other financial liabilities, Total	R$ 4,131